Revolving line of credit (Tables)	12 Months Ended
Dec. 31, 2021
Revolving line of credit.
Revolving Line of Credit

The following table outlines the activity of the line of credit during the year ended December 31, 2021, and 2020:

$
Amortized cost – January 1, 2021	—
Amount drawn from revolving line of credit	—
Principal amount repaid	—
Accrued interest on revolving line of credit	—
Payment of interest on revolving line of credit	—
Foreign exchange differences	—

Amortized cost – December 31, 2021	—

$
Amortized cost – January 1, 2020	15,384,498
Amount drawn from revolving line of credit	67,340,097
Principal amount repaid	(83,066,960)
Accrued interest on revolving line of credit	532,190
Payment of interest on revolving line of credit	(394,133)
Foreign exchange differences	204,308

Amortized cost – December 31, 2020	—